COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements
Within 1 year	3,644,516
Between 1 and 2 years	310,036
Between 2 and 3 years	2,316
Between 3 and 4 years	—

Total	3,956,868

Rollforward of accrued litigation provision related to alleged copyright infringement

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

At beginning of year	2,077,753	2,079,671	1,653,032
Current year additions (reversals)	141,912	(333,485)	(584,008)
Payments during the year	(139,994)	(93,154)	(66,740)

Balance at end of year	2,079,671	1,653,032	1,002,284